Significant Accounting Policies - Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Assets (liabilities)	$ (3,574,184)	$ (3,257,494)
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(201,913)	(169,493)
Provisions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(34,096)	(27,234)
Cross currency swap liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(114,431)
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(3,688,418)	(3,545,777)
Purchase consideration payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(8,384)	(111,544)
Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(27,854)
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	327,030	397,917
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	146,028	182,492
Interest receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets		20,444
Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets		23,555
Other financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Assets (liabilities)	(4,038,858)	(3,834,686)
Other financial liabilities at amortized cost | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(201,913)	(169,493)
Other financial liabilities at amortized cost | Provisions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(34,096)	(27,234)
Other financial liabilities at amortized cost | Cross currency swap liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(114,431)
Other financial liabilities at amortized cost | Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(3,688,418)	(3,545,777)
Other financial liabilities at amortized cost | Purchase consideration payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(92,182)
FVTPL
Disclosure of detailed information about financial instruments [line items]
Assets (liabilities)	(8,384)	(19,362)
FVTPL | Purchase consideration payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(8,384)	(19,362)
Derivatives used for hedging - FVTPL | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(27,854)
Loans and receivables at amortized cost
Disclosure of detailed information about financial instruments [line items]
Assets (liabilities)	473,058	600,853
Loans and receivables at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	327,030	397,917
Loans and receivables at amortized cost | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	146,028	182,492
Loans and receivables at amortized cost | Interest receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets		20,444
Derivatives used for hedging - FVTPL | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets		23,555
Derivatives used for hedging - FVTPL | Derivatives used for hedging - FVTPL
Disclosure of detailed information about financial instruments [line items]
Assets (liabilities)	$ 0	$ (4,299)